PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 24.7%
Basic Materials : 0.9%
200,000
(1)
Chemours Co., 5.750%,
11/15/2028 $ 195,260
0.1
400,000  Cleveland-Cliffs, Inc.,
5.875%,
06/01/2027 400,243
0.2
65,000
(1)
Glencore Funding LLC,
3.875%,
10/27/2027 64,542
0.0
271,000
(1)
Glencore Funding LLC,
5.371%,
04/04/2029 279,328
0.1
43,000
(1)
Glencore Funding LLC,
6.125%,
10/06/2028 45,158
0.0
63,000
(1)
Glencore Funding LLC,
6.375%,
10/06/2030 68,046
0.1
400,000
(1)
NOVA Chemicals Corp.,
5.250%,
06/01/2027 401,481
0.2
374,000  Nucor Corp., 4.300%,
05/23/2027 375,888
0.2
1,829,946
0.9
Communications : 1.4%
433,000
(2)
AT&T, Inc., 2.250%,
02/01/2032 379,200
0.1
400,000
(1)
Match Group Holdings
II LLC, 5.000%,
12/15/2027 399,198
0.2
400,000
(1)
Nexstar Media, Inc.,
5.625%,
07/15/2027 399,741
0.2
400,000
(1)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 5.000%,
08/15/2027 398,310
0.2
400,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 398,403
0.2
258,000  T-Mobile USA, Inc.,
3.750%,
04/15/2027 256,574
0.1
206,000  T-Mobile USA, Inc.,
4.800%,
07/15/2028 209,805
0.1
75,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 65,636
0.0
434,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 380,717
0.2
214,000  Verizon
Communications, Inc.,
4.780%,
02/15/2035 210,598
0.1
3,098,182
1.4
Consumer, Cyclical : 1.3%
525,000  Lowe's Cos., Inc.,
1.700%,
09/15/2028 490,877
0.2
91,000  Lowe's Cos., Inc.,
1.700%,
10/15/2030 80,120
0.0
400,000  Newell Brands, Inc.,
6.375%,
09/15/2027 406,704
0.2
628,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 622,620
0.3
80,000
(2)
Toyota Motor Credit
Corp., 4.550%,
08/09/2029 81,261
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
400,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 $ 399,730
0.2
400,000
(1)
VOC Escrow Ltd.,
5.000%,
02/15/2028 399,206
0.2
400,000
(1)
William Carter Co.,
5.625%,
03/15/2027 400,778
0.2
2,881,296
1.3
Consumer, Non-cyclical : 2.9%
400,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 396,969
0.2
400,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.625%,
01/15/2027 398,050
0.2
110,000  Altria Group, Inc.,
4.800%,
02/14/2029 111,778
0.1
160,000  Altria Group, Inc.,
6.200%,
11/01/2028 169,109
0.1
453,000  Amgen, Inc., 5.150%,
03/02/2028 463,644
0.2
463,000  BAT International
Finance PLC, 4.448%,
03/16/2028 465,895
0.2
84,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 85,074
0.0
26,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 27,045
0.0
225,000  CommonSpirit Health,
2.782%,
10/01/2030 208,122
0.1
601,000  CVS Health Corp.,
1.750%,
08/21/2030 527,721
0.3
212,000  CVS Health Corp.,
5.000%,
01/30/2029 216,214
0.1
343,000  Gilead Sciences, Inc.,
1.650%,
10/01/2030 304,228
0.1
20,000  Global Payments, Inc.,
2.900%,
05/15/2030 18,516
0.0
59,000  Global Payments, Inc.,
4.950%,
08/15/2027 59,737
0.0
97,000  HCA, Inc., 3.500%,
09/01/2030 92,680
0.0
625,000  HCA, Inc., 5.200%,
06/01/2028 640,201
0.3
139,000  HCA, Inc., 5.450%,
04/01/2031 144,521
0.1
146,000  Humana, Inc., 1.350%,
02/03/2027 140,571
0.1
19,000  Humana, Inc., 3.950%,
03/15/2027 18,946
0.0
400,000
(1)
IQVIA, Inc., 5.000%,
10/15/2026 399,870
0.2
40,000  Moody's Corp., 4.250%,
02/01/2029 40,178
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
400,000
(1)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 3.375%,
08/31/2027 $ 389,385
0.2
5,000  Shire Acquisitions
Investments Ireland
DAC, 3.200%,
09/23/2026 4,963
0.0
49,000  Solventum Corp.,
5.450%,
02/25/2027 49,816
0.0
400,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 399,606
0.2
379,000  UnitedHealth Group,
Inc., 3.375%,
04/15/2027 375,821
0.2
6,148,660
2.9
Energy : 4.7%
82,000  APA Corp., 4.250%,
01/15/2030 79,444
0.0
893,000  Cheniere Corpus Christi
Holdings LLC, 5.125%,
06/30/2027 902,879
0.4
115,000  Cheniere Energy
Partners L.P., 4.000%,
03/01/2031 110,940
0.1
108,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 107,685
0.1
162,000  Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 171,566
0.1
64,000  Devon Energy Corp.,
4.500%,
01/15/2030 64,162
0.0
24,000  Devon Energy Corp.,
5.250%,
10/15/2027 24,002
0.0
1,143,000  Diamondback
Energy, Inc., 3.125%,
03/24/2031 1,062,456
0.5
615,000  Diamondback
Energy, Inc., 3.250%,
12/01/2026 608,719
0.3
1,397,000  Diamondback
Energy, Inc., 3.500%,
12/01/2029 1,348,276
0.6
1,163,000  Enbridge, Inc., 1.600%,
10/04/2026 1,134,082
0.5
37,000  Energy Transfer L.P.,
4.950%,
05/15/2028 37,620
0.0
265,000  Energy Transfer L.P.,
5.500%,
06/01/2027 269,701
0.1
194,000
(1)
EQT Corp., 3.625%,
05/15/2031 181,490
0.1
809,000  EQT Corp., 3.900%,
10/01/2027 803,963
0.4
235,000  EQT Corp., 5.700%,
04/01/2028 242,970
0.1
18,000  EQT Corp., 7.000%,
02/01/2030 19,608
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
388,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 $ 378,027
0.2
154,000  Kinder Morgan, Inc.,
5.000%,
02/01/2029 157,520
0.1
106,000
(1)
NGPL PipeCo LLC,
3.250%,
07/15/2031 96,065
0.1
125,000
(1)
Northern Oil &
Gas, Inc., 8.125%,
03/01/2028 127,196
0.1
32,000  Northwest Pipeline LLC,
4.000%,
04/01/2027 31,938
0.0
908,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 907,204
0.4
73,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 73,464
0.0
60,000  South Bow USA
Infrastructure Holdings
LLC, 4.911%,
09/01/2027 60,526
0.0
35,000  South Bow USA
Infrastructure Holdings
LLC, 5.026%,
10/01/2029 35,412
0.0
209,000  Targa Resources Corp.,
5.200%,
07/01/2027 212,358
0.1
29,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.000%,
01/15/2032 27,513
0.0
153,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 153,485
0.1
222,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 5.000%,
01/15/2028 222,259
0.1
34,000
(1)
Texas Eastern
Transmission L.P.,
3.500%,
01/15/2028 33,473
0.0
24,000  Transcontinental Gas
Pipe Line Co. LLC,
4.000%,
03/15/2028 23,939
0.0
400,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 414,308
0.2
10,124,250
4.7
Financial : 8.7%
400,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 4.250%,
10/15/2027 393,683
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
60,000
(3)
American Express Co.,
5.043%,
07/26/2028 $ 61,040
0.0
33,000  American Tower Corp.,
2.300%,
09/15/2031 29,179
0.0
268,000  American Tower Corp.,
3.550%,
07/15/2027 265,497
0.1
219,000  American Tower Corp.,
3.800%,
08/15/2029 214,919
0.1
23,000  American Tower Corp.,
4.050%,
03/15/2032 22,300
0.0
110,000  American Tower Corp.,
5.200%,
02/15/2029 113,231
0.1
18,000  American Tower Corp.,
5.800%,
11/15/2028 18,803
0.0
90,000
(3)
Associated Banc-Corp.,
6.455%,
08/29/2030 93,323
0.0
1,173,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 1,149,699
0.5
214,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 210,772
0.1
97,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 96,387
0.1
564,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 558,954
0.3
185,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 168,523
0.1
504,000  Bank of Nova Scotia,
2.700%,
08/03/2026 498,760
0.2
36,000
(3)
Citigroup, Inc., 2.520%,
11/03/2032 31,990
0.0
64,000
(3)
Citigroup, Inc., 2.561%,
05/01/2032 57,698
0.0
120,000
(3)
Citigroup, Inc., 3.980%,
03/20/2030 118,573
0.1
181,000
(3)
Citigroup, Inc. VAR,
3.070%,
02/24/2028 178,253
0.1
29,000  Crown Castle, Inc.,
2.100%,
04/01/2031 25,402
0.0
112,000  Crown Castle, Inc.,
2.250%,
01/15/2031 99,726
0.1
37,000  Crown Castle, Inc.,
2.500%,
07/15/2031 32,961
0.0
91,000  Crown Castle, Inc.,
3.650%,
09/01/2027 90,076
0.0
221,000  Equinix, Inc., 2.000%,
05/15/2028 209,589
0.1
100,000  Equinix, Inc., 2.150%,
07/15/2030 90,263
0.0
36,000  Equinix, Inc., 2.500%,
05/15/2031 32,466
0.0
72,000  Equinix, Inc., 3.200%,
11/18/2029 68,978
0.0
400,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 399,450
0.2
459,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.300%,
01/15/2029 467,773
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
338,000
(3)
Goldman Sachs
Group, Inc., 1.948%,
10/21/2027 $ 330,088
0.2
450,000
(3)
Goldman Sachs
Group, Inc., 2.650%,
10/21/2032 404,826
0.2
65,000
(3)
Goldman Sachs
Group, Inc., 4.692%,
10/23/2030 65,847
0.0
443,000
(3)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 454,181
0.2
403,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 421,727
0.2
91,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 96,855
0.1
400,000
(1)
Iron Mountain, Inc.,
4.875%,
09/15/2027 398,402
0.2
992,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 967,085
0.5
397,000
(2)(3)
JPMorgan Chase & Co.,
1.953%,
02/04/2032 351,052
0.2
312,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 296,110
0.1
51,000
(3)
JPMorgan Chase & Co.,
2.522%,
04/22/2031 47,319
0.0
635,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 625,175
0.3
90,000
(3)
JPMorgan Chase & Co.,
4.505%,
10/22/2028 90,794
0.0
115,000
(3)
JPMorgan Chase & Co.,
4.979%,
07/22/2028 116,778
0.1
769,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 788,993
0.4
171,000
(2)(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 175,209
0.1
164,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 167,627
0.1
69,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 72,091
0.0
294,000
(3)
JPMorgan Chase & Co.,
6.087%,
10/23/2029 310,316
0.1
714,000
(3)
Morgan Stanley,
2.943%,
01/21/2033 649,319
0.3
687,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 704,247
0.3
70,000
(3)
Morgan Stanley,
5.173%,
01/16/2030 71,959
0.0
266,000
(3)
Morgan Stanley,
5.449%,
07/20/2029 274,896
0.1
197,000
(2)(3)
Morgan Stanley,
5.656%,
04/18/2030 205,759
0.1
18,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 19,000
0.0
60,000
(3)
Morgan Stanley, GMTN,
2.239%,
07/21/2032 53,006
0.0
123,000
(3)
Morgan Stanley, GMTN,
2.699%,
01/22/2031 114,959
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
55,000
(3)
Morgan Stanley, MTN,
1.794%,
02/13/2032 $ 47,983
0.0
52,000
(2)(3)
Morgan Stanley, MTN,
2.511%,
10/20/2032 46,405
0.0
245,000
(3)
Morgan Stanley, MTN,
3.622%,
04/01/2031 237,789
0.1
693,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 709,461
0.3
400,000
(1)
PRA Group, Inc.,
8.375%,
02/01/2028 409,444
0.2
400,000
(1)
Starwood Property
Trust, Inc., 4.375%,
01/15/2027 396,897
0.2
200,000
(1)
Sumitomo Mitsui Trust
Bank Ltd., 2.800%,
03/10/2027 196,639
0.1
1,212,000  VICI Properties L.P.,
4.750%,
02/15/2028 1,222,437
0.6
206,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.750%,
02/15/2027 203,813
0.1
194,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
3.875%,
02/15/2029 189,530
0.1
180,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.125%,
08/15/2030 174,023
0.1
190,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.250%,
12/01/2026 189,336
0.1
181,000
(1)
VICI Properties L.P.
/ VICI Note Co., Inc.,
4.625%,
12/01/2029 179,285
0.1
210,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 208,153
0.1
197,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 204,205
0.1
18,687,288
8.7
Industrial : 1.7%
652,000
(1)
BAE Systems
Holdings, Inc., 3.850%,
12/15/2025 651,334
0.3
13,000  Berry Global, Inc.,
5.500%,
04/15/2028 13,372
0.0
324,000  Canadian Pacific
Railway Co., 1.750%,
12/02/2026 315,651
0.2
125,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 124,334
0.1
20,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 20,488
0.0
213,000
(2)
John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 208,637
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
244,000  L3Harris Technologies,
Inc., 3.850%,
12/15/2026 $ 243,338
0.1
276,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 283,908
0.1
9,000  L3Harris Technologies,
Inc., 5.250%,
06/01/2031 9,375
0.0
302,000  L3Harris Technologies,
Inc., 5.400%,
01/15/2027 307,054
0.1
7,000  Lockheed Martin Corp.,
4.450%,
05/15/2028 7,080
0.0
400,000
(1)
Owens-Brockway Glass
Container, Inc., 6.625%,
05/13/2027 399,600
0.2
212,000  RTX Corp., 5.750%,
01/15/2029 222,362
0.1
400,000
(1)
Smyrna Ready Mix
Concrete LLC, 6.000%,
11/01/2028 400,459
0.2
400,000
(1)
TK Elevator US
Newco, Inc., 5.250%,
07/15/2027 398,892
0.2
3,605,884
1.7
Technology : 1.3%
224,000  Broadcom Corp. /
Broadcom Cayman
Finance Ltd., 3.500%,
01/15/2028 221,456
0.1
376,000  Broadcom, Inc.,
3.459%,
09/15/2026 374,429
0.2
41,000  Broadcom, Inc.,
4.150%,
11/15/2030 40,853
0.0
90,000  Broadcom, Inc.,
5.050%,
07/12/2029 92,728
0.0
65,000  Broadcom, Inc.,
5.150%,
11/15/2031 67,558
0.0
361,000
(2)
Fiserv, Inc., 5.450%,
03/02/2028 371,216
0.2
200,000
(1)
Foundry JV Holdco
LLC, 6.150%,
01/25/2032 213,931
0.1
101,000
(1)
Gartner, Inc., 3.625%,
06/15/2029 96,796
0.1
576,000
(1)
Gartner, Inc., 4.500%,
07/01/2028 571,389
0.3
9,000  Hewlett Packard
Enterprise Co., 5.250%,
07/01/2028 9,249
0.0
185,000  International Business
Machines Corp.,
4.150%,
07/27/2027 185,852
0.1
20,000  KLA Corp., 4.650%,
07/15/2032 20,309
0.0
30,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
2.500%,
05/11/2031 26,948
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
400,000
(1)
SS&C Technologies,
Inc., 5.500%,
09/30/2027 $ 399,729
0.2
2,692,443
1.3
Utilities : 1.8%
420,000  Ameren Illinois Co.,
3.800%,
05/15/2028 418,634
0.2
13,000  CenterPoint Energy
Resources Corp.,
1.750%,
10/01/2030 11,515
0.0
73,000  CenterPoint Energy
Resources Corp.,
5.250%,
03/01/2028 74,901
0.1
64,000  Duke Energy Carolinas
LLC, 2.450%,
02/01/2030 59,746
0.0
117,000  Duke Energy Carolinas
LLC, 4.950%,
01/15/2033 120,355
0.1
738,000  Duke Energy Corp.,
3.150%,
08/15/2027 726,480
0.4
164,000  Duke Energy Florida
LLC, 1.750%,
06/15/2030 146,901
0.1
188,000  Duke Energy Florida
LLC, 3.800%,
07/15/2028 187,287
0.1
38,000  Duke Energy Ohio, Inc.,
3.650%,
02/01/2029 37,573
0.0
60,000  Duke Energy Progress
LLC, 5.250%,
03/15/2033 62,479
0.0
605,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 601,438
0.3
37,000  Georgia Power Co.,
4.950%,
05/17/2033 37,758
0.0
233,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 210,591
0.1
383,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 386,907
0.2
75,000  NiSource, Inc., 1.700%,
02/15/2031 65,179
0.0
65,000  NiSource, Inc., 5.200%,
07/01/2029 67,072
0.0
68,000
(1)
NRG Energy, Inc.,
4.450%,
06/15/2029 67,458
0.0
32,000  ONE Gas, Inc., 2.000%,
05/15/2030 29,102
0.0
65,000  Piedmont Natural Gas
Co., Inc., 3.500%,
06/01/2029 63,439
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
400,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 $ 400,543
0.2
3,775,358
1.8
Total Corporate Bonds/
Notes
(Cost $52,043,116)
52,843,307
24.7
U.S. TREASURY OBLIGATIONS : 21.8%
United States Treasury Inflation Indexed Bonds :
6.9%
1,010,019
0.125
%,
02/15/2051 560,899
0.3
1,125,666
0.125
%,
02/15/2052 610,790
0.3
992,659
0.250
%,
02/15/2050 587,903
0.3
1,011,672
0.625
%,
02/15/2043 769,148
0.4
1,300,571
0.750
%,
02/15/2042 1,032,383
0.5
1,495,327
0.750
%,
02/15/2045 1,116,167
0.5
1,010,394
0.875
%,
02/15/2047 746,907
0.3
749,865
1.000
%,
02/15/2046 578,814
0.3
661,565
1.000
%,
02/15/2048 496,257
0.2
2,323,660
1.000
%,
02/15/2049 1,716,337
0.8
705,535
1.375
%,
02/15/2044 603,914
0.3
1,106,875
1.500
%,
02/15/2053 886,816
0.4
547,483
2.125
%,
02/15/2040 552,171
0.2
781,840
2.125
%,
02/15/2041 781,803
0.4
564,194
2.125
%,
02/15/2054 521,354
0.2
705,681
2.500
%,
01/15/2029 737,590
0.3
420,418
3.375
%,
04/15/2032 470,753
0.2
774,964
3.625
%,
04/15/2028 824,726
0.4
1,137,787
3.875
%,
04/15/2029 1,244,333
0.6
14,839,065
6.9
United States Treasury Inflation Indexed Notes :
14.9%
2,334,179
0.125
%,
01/15/2030 2,229,188
1.0
2,513,660
0.125
%,
07/15/2030 2,390,727
1.1
3,046,606
0.125
%,
01/15/2031 2,861,738
1.3
2,742,080
0.125
%,
07/15/2031 2,561,597
1.2
2,958,925
0.125
%,
01/15/2032 2,725,474
1.3
3,118,767
0.625
%,
07/15/2032 2,952,911
1.4
117,113
0.750
%,
07/15/2028 116,596
0.1
243,084
0.875
%,
01/15/2029 241,292
0.1
3,031,178
1.125
%,
01/15/2033 2,938,853
1.4
370,491
1.250
%,
04/15/2028 371,978
0.2
3,023,510
1.375
%,
07/15/2033 2,978,075
1.4
1,587,232
1.625
%,
10/15/2029 1,619,101
0.8
3,185,399
1.750
%,
01/15/2034 3,201,599
1.5
3,608,503
1.875
%,
07/15/2034 3,662,419
1.7
913,868
2.125
%,
04/15/2029 943,521
0.4
31,795,069
14.9
Total U.S. Treasury
Obligations
(Cost $47,752,276)
46,634,134
21.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES : 20.4%
Automobile Asset-Backed Securities : 3.0%
1,300,000
(1)
American Heritage Auto
Receivables Issuer
Trust 2025-1A B,
4.770%,
06/16/2031 $ 1,305,223
0.6
1,100,000  Carmax Select
Receivables Trust
2025-B B, 4.350%,
07/15/2030 1,098,772
0.5
300,000  CarMax Select
Receivables Trust
2025-A B, 5.010%,
09/16/2030 304,219
0.1
550,000  Exeter Automobile
Receivables Trust
2025-1A B, 4.910%,
08/15/2029 554,695
0.3
1,000,000  Exeter Select
Automobile Receivables
Trust 2025-1 A3,
4.690%,
04/15/2030 1,010,352
0.5
500,000
(1)
GLS Auto Receivables
Issuer Trust 2025-1A
C, 5.070%,
11/15/2030 506,845
0.2
600,000
(1)
GLS Auto Receivables
Issuer Trust 2025-3A
B, 4.570%,
01/15/2030 602,578
0.3
600,000  Santander Drive Auto
Receivables Trust
2025-1 A3, 4.740%,
01/16/2029 602,794
0.3
300,000  Santander Drive Auto
Receivables Trust
2025-2 B, 4.870%,
05/15/2031 303,044
0.1
200,000  World Omni Auto
Receivables Trust
2025-A B, 5.080%,
11/15/2030 204,320
0.1
6,492,842
3.0
Other Asset-Backed Securities : 15.5%
1,000,000
(1)(3)
AB BSL CLO 3 Ltd.
2021-3A C2R, 6.325%,
(TSFR3M + 2.000%),
04/20/2038 1,002,436
0.5
570,000
(1)(3)
AMMC CLO 27
Ltd. 2022-27A A1R,
5.405%, (TSFR3M +
1.080%),
01/20/2037 568,569
0.3
500,000
(1)(3)
AMMC CLO 31 Ltd.
2025-31A C, 6.225%,
(TSFR3M + 1.900%),
02/20/2038 501,142
0.2
550,000
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2025-1A A2,
6.720%,
06/07/2055 557,774
0.3
1,307,963
(1)
Aqua Finance Issuer
Trust 2025-A A,
5.250%,
12/19/2050 1,332,518
0.6
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
450,000
(1)(3)
Ares LXV CLO Ltd.
2022-65A A1R,
5.278%, (TSFR3M +
1.120%),
07/25/2034 $ 451,146
0.2
1,100,000
(1)(3)
Ballyrock CLO 19
Ltd. 2022-19A A1R,
5.428%, (TSFR3M +
1.110%),
04/20/2035 1,100,533
0.5
700,000
(1)(3)
CBAMR LLC 2021-15A
BR, 5.895%, (TSFR3M
+ 1.570%),
01/20/2038 701,210
0.3
500,000
(1)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A CRR,
6.172%, (TSFR3M +
1.850%),
01/17/2038 501,181
0.2
1,100,000
(1)(3)
CIFC Funding Ltd.
2022-4A AR, 5.372%,
(TSFR3M + 1.090%),
07/16/2035 1,100,291
0.5
1,508,214
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 1,395,503
0.7
1,258,415
(1)
Domino's Pizza Master
Issuer LLC 2021-
1A A2II, 3.151%,
04/25/2051 1,153,743
0.5
1,450,000
(1)
Domino's Pizza Master
Issuer LLC 2025-
1A A2I, 4.930%,
07/25/2055 1,461,903
0.7
1,000,000
(1)(3)
Elevation Clo Ltd.
2021-13A C1R,
6.318%, (TSFR3M +
2.000%),
07/15/2034 1,000,822
0.5
1,000,000
(1)(3)
Fort Greene Park CLO
LLC 2025-2A CR,
5.982%, (TSFR3M +
1.650%),
04/22/2034 995,802
0.5
900,000
(1)(3)
HPS Loan Management
Ltd. 2025-25A A,
5.619%, (TSFR3M +
1.430%),
07/26/2038 904,622
0.4
1,350,000
(1)
Jersey Mike's Funding
2025-1A A2, 5.610%,
08/16/2055 1,382,802
0.6
556,791
(1)
JGWPT XXIX LLC
2013-2A A, 4.210%,
03/15/2062 526,700
0.3
350,000
(1)(3)
LCM 36 Ltd. 36A A1R,
5.388%, (TSFR3M +
1.070%),
01/15/2034 350,708
0.2
347,262
(1)
Mosaic Solar Loan Trust
2025-1A A, 6.120%,
08/22/2050 344,796
0.2
1,000,000
(1)(3)
Ocean Trails Clo
XI 2021-11A C1R,
6.175%, (TSFR3M +
1.850%),
07/20/2034 987,627
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,500,000
(1)(3)
Octagon 75 Ltd.
2025-1A A1, 5.532%,
(TSFR3M + 1.200%),
01/22/2038 $ 1,503,327
0.7
1,100,000
(1)(3)
OZLM XV Ltd. 2016-
15A A1R3, 5.332%,
(TSFR3M + 1.050%),
04/20/2033 1,101,358
0.5
199,983
(1)
Pagaya AI Debt Grantor
Trust 2025-1 B,
5.628%,
07/15/2032 202,300
0.1
1,499,697
(1)
Pagaya AI Debt Grantor
Trust 2025-3 A2,
5.365%,
12/15/2032 1,513,210
0.7
1,550,000
(1)
Pagaya AI Debt Trust
2025-4 B, 5.688%,
01/17/2033 1,574,262
0.7
1,050,000
(1)(3)
PPM CLO 8 Ltd.
2025-8A A1, 5.595%,
(TSFR3M + 1.270%),
04/20/2038 1,051,512
0.5
525,000
(1)
Progress Residential
Trust 2022-SFR7 D,
5.500%,
10/27/2039 524,400
0.2
141,232
(1)
Reach ABS Trust
2025-1A A, 4.960%,
08/16/2032 141,655
0.1
1,313,000
(1)
Reach ABS Trust
2025-2A B, 5.120%,
08/18/2032 1,324,464
0.6
500,000
(1)
SoFi Consumer Loan
Program Trust 2025-1
C, 5.420%,
02/27/2034 507,900
0.2
569,500
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 561,658
0.3
448,903
(1)
Sunrun Bacchus Issuer
LLC 2025-1A A2A,
6.410%,
04/30/2060 452,981
0.2
1,050,000
(1)
Sunrun Pangea Issuer
LLC 2025-2A A1,
6.150%,
01/30/2054 1,051,432
0.5
1,500,000
(1)
Taco Bell Funding LLC
2025-1A A2I, 4.821%,
08/25/2055 1,506,855
0.7
269,275
(1)
Textainer Marine
Containers VII Ltd.
2024-1A A, 5.250%,
08/20/2049 270,719
0.1
535,239
(1)
Wendy's Funding LLC
2021-1A A2II, 2.775%,
06/15/2051 481,057
0.2
1,050,000
(1)(3)
Wind River CLO Ltd.
2016-1KRA A2R3,
5.618%, (TSFR3M +
1.300%),
10/15/2034 1,051,232
0.5
33,142,150
15.5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities : 1.9%
92,780
(1)
College Ave Student
Loans LLC 2021-B A2,
1.760%,
06/25/2052 $ 84,131
0.0
144,035
(1)
Navient Private
Education Refi Loan
Trust 2021-DA C,
3.480%,
04/15/2060 135,141
0.1
64,695
(1)
Navient Student Loan
Trust 2019-BA A2A,
3.390%,
12/15/2059 63,620
0.0
220,981
(1)
SMB Private Education
Loan Trust 2021-
D A1A, 1.340%,
03/17/2053 208,308
0.1
700,000
(1)
SMB Private Education
Loan Trust 2023-A B,
5.880%,
01/15/2053 719,954
0.3
240,064
(1)
SMB Private Education
Loan Trust 2023-
B A1A, 4.990%,
10/16/2056 242,013
0.1
1,585,561
(1)
SMB Private Education
Loan Trust 2025-
A A1A, 5.130%,
04/15/2054 1,616,148
0.8
1,142,247
(1)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 1,003,338
0.5
4,072,653
1.9
Total Asset-Backed
Securities
(Cost $43,366,125)
43,707,645
20.4
COMMERCIAL MORTGAGE-BACKED SECURITIES : 18.5%
1,500,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes LLC 2025-FL1
A, 5.489%, (TSFR1M +
1.354%),
01/20/2043 1,502,338
0.7
157,560
(1)(3)
AREIT Ltd. 2024-CRE9
A, 5.837%, (TSFR1M +
1.686%),
05/17/2041 157,734
0.1
1,500,000
(1)(3)
AREIT Ltd. 2025-
CRE10 A, 5.531%,
(TSFR1M + 1.388%),
12/17/2029 1,503,883
0.7
90,000
(1)(3)
BAMLL Trust 2024-
BHP A, 6.500%,
(TSFR1M + 2.350%),
08/15/2039 90,412
0.0
1,500,000
(1)(3)
BAMLL Trust 2025-
ASHF A, 6.001%,
(TSFR1M + 1.850%),
02/15/2042 1,504,526
0.7
366,000  BANK 2019-BN23 A3,
2.920%,
12/15/2052 345,319
0.1
280,000
(3)
BANK 2022-BNK42
A5, 4.493%,
06/15/2055 275,112
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
300,000  Barclays Commercial
Mortgage Trust
2019-C3 B, 4.096%,
05/15/2052 $ 282,401
0.1
280,000  Barclays Commercial
Mortgage Trust
2019-C4 B, 3.322%,
08/15/2052 246,899
0.1
1,000,000
(1)(3)
BAY Mortgage Trust
2025-LIVN A, 5.950%,
(TSFR1M + 1.800%),
05/15/2035 1,004,382
0.5
1,000,000
(3)
BBCMS Mortgage Trust
2024-5C31 B, 6.002%,
12/15/2057 1,029,982
0.5
1,000,000
(3)
Benchmark Mortgage
Trust 2025-V14 B,
6.603%,
04/15/2057 1,046,201
0.5
1,000,000  Benchmark Mortgage
Trust 2025-V17 A3,
5.075%,
09/15/2058 1,025,369
0.5
1,000,000
(1)(3)
BSPRT Issuer LLC
2025-FL12 A, 5.486%,
(TSFR1M + 1.386%),
01/17/2043 998,424
0.5
968,828
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT C, 5.365%,
(TSFR1M + 1.214%),
09/15/2036 965,578
0.4
98,301
(1)(3)
BX Commercial
Mortgage Trust 2024-
AIRC A, 5.841%,
(TSFR1M + 1.691%),
08/15/2039 98,626
0.0
700,774
(1)(3)
BX Commercial
Mortgage Trust 2024-
KING A, 5.691%,
(TSFR1M + 1.541%),
05/15/2034 701,877
0.3
174,896
(1)(3)
BX Commercial
Mortgage Trust 2024-
MDHS A, 5.791%,
(TSFR1M + 1.641%),
05/15/2041 175,345
0.1
1,000,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
SLCT A, 5.474%,
(TSFR1M + 1.323%),
01/15/2042 1,000,668
0.5
1,500,000
(1)(3)
BX Trust 2025-DIME
A, 5.300%, (TSFR1M +
1.150%),
02/15/2035 1,498,499
0.7
600,000
(1)(3)
BX Trust 2025-GW A,
5.750%, (TSFR1M +
1.600%),
07/15/2042 602,666
0.3
996,115
(1)(3)
BX Trust 2025-ROIC
B, 5.544%, (TSFR1M +
1.393%),
03/15/2030 995,037
0.5
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000  CD Mortgage Trust
2017-CD6 A5, 3.456%,
11/13/2050 $ 490,539
0.2
30,000
(1)(3)
CONE Trust 2024-
DFW1 A, 5.792%,
(TSFR1M + 1.642%),
08/15/2041 30,020
0.0
1,961  CSAIL Commercial
Mortgage Trust 2015-
C3 A4, 3.718%,
08/15/2048 1,957
0.0
545,455
(1)(3)
ELP Commercial
Mortgage Trust 2021-
ELP A, 4.966%,
(TSFR1M + 0.815%),
11/15/2038 545,080
0.2
1,000,000
(1)(3)
Extended Stay America
Trust 2025-ESH A,
5.450%, (TSFR1M +
1.300%),
10/15/2042 1,005,625
0.5
1,500,000
(1)(3)
FS Rialto Issuer LLC
2025-FL10 A, 5.519%,
(TSFR1M + 1.385%),
08/19/2042 1,502,666
0.7
100,000
(1)(3)
GWT 2024-WLF2 A,
5.841%, (TSFR1M +
1.691%),
05/15/2041 100,320
0.0
1,000,000
(1)(3)
Hawaii Hotel Trust
2025-MAUI A, 5.543%,
(TSFR1M + 1.393%),
03/15/2042 1,001,972
0.5
1,000,000
(1)(3)
INTOWN Mortgage
Trust 2025-STAY C,
6.400%, (TSFR1M +
2.250%),
03/15/2042 1,000,298
0.5
791,917
(1)
Key Commercial
Mortgage Securities
Trust 2018-S1 A3,
4.498%,
10/15/2053 785,243
0.4
1,200,000
(1)(3)
KRE Commercial
Mortgage Trust 2025-
AIP4 B, 5.750%,
(TSFR1M + 1.600%),
03/15/2042 1,200,438
0.5
140,721
(1)(3)
LoanCore Issuer Ltd.
2021-CRE5 A, 5.565%,
(TSFR1M + 1.414%),
07/15/2036 140,722
0.1
1,000,000
(1)(3)
MAD Commercial
Mortgage Trust 2025-
11MD A, 4.754%,
10/15/2042 998,496
0.5
603,101
(1)(3)
MF1 Ltd. 2021-FL7 A,
5.330%, (TSFR1M +
1.194%),
10/16/2036 602,843
0.3
1,600,000
(1)(3)
MHP Commercial
Mortgage Trust 2025-
MHIL2 A, 5.650%,
(TSFR1M + 1.500%),
09/15/2040 1,602,269
0.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2025-5C1 B,
6.513%,
03/15/2058 $ 1,043,443
0.5
215,000
(1)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.557%,
(TSFR1M + 1.397%),
03/15/2039 215,039
0.1
1,500,000
(1)(3)
PRM5 Trust 2025-
PRM5 A, 4.620%,
03/10/2033 1,496,795
0.7
1,000,000
(1)(3)
SCG Commercial
Mortgage Trust 2025-
DLFN B, 5.650%,
(TSFR1M + 1.500%),
03/15/2035 999,049
0.5
1,000,000
(1)(3)
SDAL Trust 2025-DAL
A, 6.591%, (TSFR1M +
2.441%),
04/15/2042 1,010,615
0.5
750,000
(1)(3)
SREIT Trust 2021-
MFP2 B, 5.436%,
(TSFR1M + 1.286%),
11/15/2036 749,576
0.3
1,500,000
(1)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA A, 5.593%,
(TSFR1M + 1.443%),
02/15/2042 1,494,334
0.7
650,000  UBS Commercial
Mortgage Trust 2017-
C4 A4, 3.563%,
10/15/2050 636,027
0.3
700,000  Wells Fargo
Commercial Mortgage
Trust 2017-C39 A5,
3.418%,
09/15/2050 684,931
0.3
1,000,000  Wells Fargo
Commercial Mortgage
Trust 2025-5C4 A3,
5.673%,
05/15/2058 1,048,768
0.5
1,000,000
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-DWHP A,
6.492%, (TSFR1M +
2.341%),
04/15/2038 1,005,152
0.5
1,200,000
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT B,
5.675%,
03/15/2038 1,206,988
0.6
Total Commercial
Mortgage-Backed
Securities
(Cost $39,576,653)
39,650,483
18.5
COLLATERALIZED MORTGAGE OBLIGATIONS : 13.2%
215,462
(1)(3)
BRAVO Residential
Funding Trust 2023-
NQM3 A1, 4.850%,
09/25/2062 214,251
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
418,986
(1)(3)
CSMC Trust 2022-
NQM5 A1, 5.169%,
05/25/2067 $ 419,251
0.2
275,339
(1)(3)
Ellington Financial
Mortgage Trust 2021-3
A1, 1.241%,
09/25/2066 231,343
0.1
500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2M2,
6.306%, (SOFR30A +
1.950%),
03/25/2044 504,512
0.2
500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1M2,
6.006%, (SOFR30A +
1.650%),
05/25/2044 501,719
0.2
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
6.306%, (SOFR30A +
1.950%),
02/25/2045 1,003,987
0.5
5,081,933
(3)
Fannie Mae REMIC
Trust 2024-103 FH,
5.606%, (SOFR30A +
1.250%),
01/25/2055 5,101,103
2.4
874,932
(3)
Fannie Mae REMIC
Trust 2024-103 FM,
5.856%, (SOFR30A +
1.500%),
01/25/2055 884,228
0.4
4,853,575
(3)
Fannie Mae REMIC
Trust 2024-15 FD,
5.706%, (SOFR30A +
1.350%),
04/25/2054 4,882,700
2.3
1,076,798
(3)
Fannie Mae REMIC
Trust 2024-88 DF,
5.606%, (SOFR30A +
1.250%),
12/25/2054 1,080,913
0.5
6,464,531
(3)
Freddie Mac REMIC
Trust 5410 DF,
5.806%, (SOFR30A +
1.450%),
05/25/2054 6,502,840
3.0
1,068,067
(3)
Freddie Mac REMIC
Trust 5475 FG,
5.506%, (SOFR30A +
1.150%),
11/25/2054 1,069,708
0.5
632,922
(3)
Freddie Mac REMIC
Trust 5483 FD,
5.656%, (SOFR30A +
1.300%),
12/25/2054 636,257
0.3
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA3 M2, 8.706%,
(SOFR30A + 4.350%),
04/25/2042 1,046,654
0.5
700,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 6.156%,
(SOFR30A + 1.800%),
08/25/2044 704,326
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2025-
HQA1 M2, 6.006%,
(SOFR30A + 1.650%),
02/25/2045 $ 501,022
0.2
746,470
(1)(3)
J.P. Morgan Mortgage
Trust 2022-INV3 A3B,
3.000%,
09/25/2052 645,963
0.3
120,774
(1)(3)
J.P. Morgan Mortgage
Trust 2023-DSC1 A1,
4.625%,
07/25/2063 118,722
0.1
459,187
(1)(3)
JP Morgan Mortgage
Trust 2025-CCM1 A2,
5.500%,
06/25/2055 461,679
0.2
890,650
(1)(3)
Mello Mortgage Capital
Acceptance 2022-INV2
A3, 3.000%,
04/25/2052 769,041
0.4
299,713
(1)(3)
OBX Trust 2025-
J2 A19, 5.500%,
09/25/2055 299,107
0.1
66,457
(1)(3)
PRKCM Trust 2022-
AFC2 A1, 5.335%,
08/25/2057 66,471
0.0
300,000
(1)(3)
Sequoia Mortgage Trust
2025-9 A28, 6.000%,
10/25/2055 303,680
0.2
335,873
(1)(3)
SG Residential
Mortgage Trust 2021-1
A1, 1.160%,
07/25/2061 280,815
0.1
106,036
(1)(3)
SG Residential
Mortgage Trust 2022-2
A1, 5.353%,
08/25/2062 106,129
0.1
74,741
(1)(3)
Verus Securitization
Trust 2022-INV2 A1,
6.790%,
10/25/2067 74,531
0.0
Total Collateralized
Mortgage Obligations
(Cost $28,398,854)
28,410,952
13.2
Total Long-Term
Investments
(Cost $211,137,024)
211,246,521
98.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.1%
Commercial Paper : 0.7%
1,600,000
(1)
Johnson Controls
International PLC,
4.260
%,
10/01/2025 1,599,813
0.7
Total Commercial Paper
(Cost $1,600,000)
1,599,813
0.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 0.3%
106,214
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$106,226, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $108,338, due
07/15/26-08/15/54)
$ 106,214
0.1
200,109
(4)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$200,132, collateralized
by various U.S.
Government Securities,
4.125%-4.500%, Market
Value plus accrued
interest $204,111, due
12/31/31-05/31/32)
200,109
0.1
276,665
(4)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$276,697, collateralized
by various U.S.
Government Securities,
0.000%-6.625%, Market
Value plus accrued
interest $282,198, due
11/18/25-08/15/55)
276,665
0.1
89,047
(4)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$89,057, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $90,828, due
10/23/25-08/15/55)
89,047
0.0
Total Repurchase
Agreements
(Cost $672,035)
672,035
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
110,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $110,000) $ 110,000 0.1
Total Short-Term
Investments
(Cost $2,382,035)
$ 2,381,848
1.1
Total Investments in
Securities
(Cost $213,519,059) $ 213,628,369 99.7
Assets in Excess of
Other Liabilities
679,691 0.3
Net Assets $ 214,308,060 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2025.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2025.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 52,843,307 $ — $ 52,843,307
U.S. Treasury Obligations — 46,634,134 — 46,634,134
Asset-Backed Securities — 43,707,645 — 43,707,645
Commercial Mortgage-Backed Securities — 39,650,483 — 39,650,483
Collateralized Mortgage Obligations — 28,410,952 — 28,410,952
Short-Term Investments 110,000 2,271,848 — 2,381,848
Total Investments, at fair value $ 110,000 $ 213,518,369 $ — $ 213,628,369
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps — 823,328 — 823,328
Futures 88,985 — — 88,985
OTC Total Return Swaps — 332,489 — 332,489
Total Assets $ 198,985 $ 214,674,186 $ — $ 214,873,171
Liabilities Table
Other Financial Instruments+
Futures $ (8,657) $ — $ — $ (8,657)
OTC Total Return Swaps — (344,224) — (344,224)
Total Liabilities $ (8,657) $ (344,224) $ — $ (352,881)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series HYB Fund
$ 4,107,946 $ 35,301 $ (4,171,301) $ 28,054 $ — $ 48,241 $ 75 $ —
Voya VACS Series SC Fund
4,716,000 44,520 (4,778,520) 18,000 — 53,107 4,599 —
$ 8,823,946 $ 79,821 $ (8,949,821) $ 46,054 $ — $ 101,348 $ 4,674 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2025, the following futures contracts were outstanding for Voya Inflation Protected Bond Plus Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note 38 12/19/25 $ 4,275,000 $ (8,657)
U.S. Treasury Long Bond 5 12/19/25 582,969 2,208
U.S. Treasury Ultra 10-Year Note 22 12/19/25 2,531,718 2,827
U.S. Treasury Ultra Long Bond 48 12/19/25 5,763,000 54,581
$ 13,152,687 $ 50,959
Short Contracts:
U.S. Treasury 2-Year Note (92) 12/31/25 (19,172,656) 6,542
U.S. Treasury 5-Year Note (74) 12/31/25 (8,080,453) 22,827

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
$ (27,253,109) $ 29,369
At September 30, 2025, the following centrally cleared inflation-linked swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.583%
At Termination
Date 12/18/26 USD (22,000,000) $ 180,557 $ 180,557
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.555
At Termination
Date 12/19/26 USD (11,000,000) 94,700 94,700
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.767
At Termination
Date 02/19/27 USD (16,000,000) 58,862 58,862
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.508
At Termination
Date 12/18/27 USD (33,000,000) 323,459 323,459
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.490
At Termination
Date 12/19/27 USD (16,000,000) 165,750 165,750
$ 823,328 $ 823,328
At September 30, 2025, the following OTC total return swaps were outstanding for Voya Inflation Protected Bond Plus Portfolio:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Bloomberg U.S.
Treasury Inflation-
Linked Bond
Index (Series L) Monthly
(Secured
Overnight
Financing
Rate +
0.20%) Monthly BNP Paribas 10/29/25 USD 8,600,000 $ 104,509 $ — $ 104,509
Receive
Bloomberg U.S.
Treasury Inflation-
Linked Bond
Index (Series L) Monthly
(Secured
Overnight
Financing
Rate +
0.196%) Monthly BNP Paribas 12/18/25 USD 49,500,000 (342,876) — (342,876)
Receive
Bloomberg U.S.
Treasury Inflation-
Linked Bond
Index (Series L) Monthly
(Secured
Overnight
Financing
Rate +
0.20%) Monthly
Goldman Sachs
International 11/05/25 USD 16,500,000 119,940 — 119,940
Receive
Bloomberg U.S.
Treasury Inflation-
Linked Bond
Index (Series L) Monthly
(Secured
Overnight
Financing
Rate +
0.21%) Monthly
Goldman Sachs
International 11/13/25 USD 16,500,000 108,040 — 108,040
Receive
Bloomberg U.S.
Treasury Inflation-
Linked Bond
Index (Series L) Monthly
(Secured
Overnight
Financing
Rate +
0.17%) Monthly
Goldman Sachs
International 12/05/25 USD 1,400,000 (1,348) — (1,348)
$ (11,735) $ — $ (11,735)
(1)
The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
Currency Abbreviations:
USD
—
United States Dollar

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Inflation
Protected Bond Plus Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,313,884
Gross Unrealized Depreciation (2,204,574)
Net Unrealized Appreciation $ 109,310